Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)
Beginning balance, Amount at Dec. 31, 2015	¥ 4,851,036		¥ 7,635		¥ 2,787,103		¥ 62,753		¥ 1,993,545
Beginning balance, Shares at Dec. 31, 2015 | shares			113,054,570	113,054,570
Net income / (loss)	1,216,223								1,227,914		¥ (11,691)
Other comprehensive income:
Foreign currency translation adjustments	62,256						62,256
Capital injection from noncontrolling interests shareholder	2,500										2,500
Exercise and vesting of share-based awards	23,805		¥ 149		23,656
Exercise and vesting of share-based awards, Shares | shares			2,242,654	2,242,654
Share-based compensation	195,393				195,393
Ending balance, Amount at Dec. 31, 2016	6,351,213		¥ 7,784		3,006,152		125,009		3,221,459		(9,191)
Ending balance, Shares at Dec. 31, 2016 | shares			115,297,224	115,297,224
Net income / (loss)	1,994,459								2,001,619		(7,160)
Other comprehensive income:
Foreign currency translation adjustments	(55,055)						(55,055)
Dividends declared (RMB5.08 per Class A ordinary share; RMB595,779 to Class A ordinary shareholders)	(595,779)								(595,779)
Exercise and vesting of share-based awards	62,662		¥ 125		62,537
Exercise and vesting of share-based awards, Shares | shares			1,843,632	1,843,632
Share-based compensation	177,786				177,786
Ending balance, Amount at Dec. 31, 2017	7,935,286		¥ 7,909		3,246,475		69,954		4,627,299		(16,351)
Ending balance, Shares at Dec. 31, 2017 | shares			117,140,856	117,140,856
Net income / (loss)	2,863,531	$ 416,484							2,871,015		(7,484)
Other comprehensive income:
Foreign currency translation adjustments	58,421	8,497					58,421
Exercise and vesting of share-based awards	51,880		¥ 60		51,820
Exercise and vesting of share-based awards, Shares | shares			915,489	915,489
Share-based compensation	202,325				202,325
Ending balance, Amount at Dec. 31, 2018	¥ 11,111,443	$ 1,616,092	¥ 7,969	$ 1,159	¥ 3,500,620	$ 509,144	¥ 128,375	$ 18,671	¥ 7,498,314	$ 1,090,585	¥ (23,835)	$ (3,467)
Ending balance, Shares at Dec. 31, 2018 | shares			118,056,345	118,056,345